PGIM US Large-Cap Buffer 12 ETF - June
Schedule of Investments  (unaudited)
as of July 31, 2024
Description	Shares	Value
Short-Term Investments 103.6%
Affiliated Mutual Fund 0.5%
PGIM Core Government Money Market Fund (7-day effective yield 5.561%) (cost $49,375)(wb)	49,375	$49,375
Options Purchased*~ 103.1%
(cost $8,820,324)		9,045,915

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN 103.6% (cost $8,869,699)		9,095,290
Options Written*~ (3.6)%
(premiums received $284,907)		(314,729)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN 100.0% (cost $8,584,792)		8,780,561
Liabilities in excess of other assets(z) (0.0)%		(3,477)

Net Assets 100.0%		$8,777,084

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ETF—Exchange-Traded Fund
S&P—Standard & Poor’s
SPDR—Standard & Poor’s Depositary Receipts

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail. Options with maturity dates greater than one year from date of acquisition would be considered long-term investments.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$5.27		162		16	$8,788,490
SPDR S&P 500 ETF Trust	Put	05/30/25	$527.37		162		16	257,425
Total Options Purchased (cost $8,820,324)								$9,045,915

PGIM US Large-Cap Buffer 12 ETF - June
Schedule of Investments  (unaudited) (continued)
as of July 31, 2024
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
SPDR S&P 500 ETF Trust	Call	05/30/25	$606.74		162		16	$(202,601)
SPDR S&P 500 ETF Trust	Put	05/30/25	$464.09		162		16	(112,128)
Total Options Written (premiums received $284,907)							$(314,729)
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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